BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2013
Borrowings Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2012	2013
	RMB	RMB

Short-term borrowings	35,000	205,000

Current portion of long-term borrowings	4,000	16,500

Long-term borrowings	35,000	64,819